Stock Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Stock Warrants [Abstract]
STOCK WARRANTS

14. STOCK WARRANTS

Public Warrants and Private Placement Warrants

As a result of the Business Combination, MoneyLion acquired from Fusion, as of September 22, 2021, public warrants outstanding to purchase an aggregate of 17,500,000 shares of the MoneyLion Class A Common Stock (the “Public Warrants”) and private placement warrants outstanding to purchase an aggregate of 8,100,000 shares of the MoneyLion Class A Common Stock (the “Private Placement Warrants”).

The Public Warrants meet the conditions for equity classification in accordance with ASC 815-40. At the time of the Business Combination, the Public Warrants assumed by the Company were recorded at fair value within additional paid-in capital in the amount of $23,275. The Private Placement Warrants are accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liability on the consolidated balance sheets. The warrant liability is measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrants liability in the consolidated statement of operations.

The Private Placement Warrants were valued using a Black-Scholes Option Pricing Model, which is calculated using Level 3 inputs. The primary unobservable input utilized in determining fair value of the Private Placement Warrants is the expected volatility of the MoneyLion Class A Common Stock.

The following table presents the quantitative information regarding Level 3 fair value measurement of the Private Placement Warrants:

March 31, 2022
Strike price	$11.50
Expected Volatility	68%
Expected Dividend	—
Expected Term in Years	4.48
Risk Free Interest Rate	2.43%
Warrant Value Per Share	$0.54

The following table presents the changes in the liability related to the Private Placement Warrants:

March 31, 2022 Private Placement Warrants
Warrants payable balance, December 31, 2021	$8,260
Mark-to-market adjustment	$(3,910)
Warrants payable balance, March 31, 2022	$4,350

For more information regarding the Public Warrants and Private Placement Warrants, see Part II, Item 8 “Stock Warrants” in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2021.

Legacy MoneyLion Warrants

For details on Legacy MoneyLion warrants, see Part II, Item 8 “Business Combination” in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2021.

14. STOCK WARRANTS

Public Warrants and Private Placement Warrants

As a result of the Business Combination, MoneyLion acquired from Fusion, as of September 22, 2021, public warrants outstanding to purchase an aggregate of 17,500,000 shares of the MoneyLion Class A Common Stock (the “Public Warrants”) and private placement warrants outstanding to purchase an aggregate of 8,100,000 shares of the MoneyLion Class A Common Stock (the “Private Placement Warrants” and together with the Public Warrants, the “warrants”). Each whole warrant entitles the registered holder to purchase one whole share of MoneyLion Class A Common Stock at a price of $11.50 per share, at any time commencing on 12 months from closing of Fusion’s initial public offering.

Redemption of Warrants for Cash

The Company may call the warrants for redemption:

•        in whole and not in part;

•        at a price of $0.01 per warrant;

•        upon not less than 30 days’ prior written notice of redemption to each warrant holder; and

•        if, and only if, the closing price of the MoneyLion Class A Common Stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like and for certain issuances of MoneyLion Class A Common Stock and equity-linked securities for capital raising purposes in connection with the Business Combination Closing for any 20 trading days within a 30-trading day period ending three business days before we send to the notice of redemption to the warrant holders).

If and when the warrants become redeemable, the Company may exercise the redemption right even if the Company is unable to register or qualify the underlying securities for sale under all applicable state securities laws.

The Private Placement Warrants are identical to the Public Warrants except that the Private Placement Warrants are exercisable on a cashless basis and are non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the Private Placement Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants. Except as described above, if holders of the Private Placement Warrants elect to exercise them on a cashless basis, they would pay the exercise price by surrendering the warrants for that number of shares of MoneyLion Class A Common Stock equal to the quotient obtained by dividing the product of the number of shares of Money Lion Class A Common Stock underlying the warrants multiplied by the excess of the “historical fair market value” (defined below) less the exercise price of the warrants, by the historical fair market value. For these purposes, the “historical fair market value” shall mean the average last reported sale price of the MoneyLion Class A Common Stock. Stock for the 10 trading days ending on the third trading day prior to the date on which the notice of warrant exercise is sent to the warrant agent.

The Public Warrants meet the conditions for equity classification in accordance with ASC 815-40. At the time of the Merger, the Public Warrants assumed by the Company were recorded at fair value within additional paid-in capital in the amount of $23,275.

As of December 31, 2021, the aggregate value of the Private Placement Warrants was $8,260, representing Private Placement Warrants outstanding to purchase 8,100,000 shares of MoneyLion Class A Common Stock. The Private Placement Warrants are accounted for as liabilities in accordance with ASC 815-40 and are presented within warrants payable on the consolidated balance sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrants payable in the consolidated statement of operations.

The Private Placement Warrants are measured at fair value on a recurring basis. The Private Placement Warrants were valued using a Black-Scholes Option Pricing Model, which is calculated using Level 3 inputs. The primary unobservable inputs utilized in determining fair value of the Private Placement Warrants is the expected volatility of the MoneyLion Class A Common Stock.

The following table presents the quantitative information regarding Level 3 fair value measurement of warrants:

December 31, 2021
Strike price	$11.50
Expected Volatility	61%
Expected Dividend	—
Expected Term in Years	4.73
Risk Free Interest Rate	1.22%
Warrant Value Per Share	1.02

The following table presents the changes in the fair value of the warrants:

December 31, 2021
Private Placement Warrants
Initial Measurement, September 22, 2021	$29,466
Mark-to-market adjustment	$(21,206)
Warrants payable balance, December 31, 2021	$8,260

Legacy MoneyLion Warrants

See Note 3, “Business Combination” for details on the Legacy MoneyLion Warrants.